Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2022		$ 7,917	$ 1,583		$ (299,634)	$ (20,517)	$ (310,651)
Balance, shares at Sep. 30, 2022	[1]	7,916,667
Net loss for the year					(277,377)	(18,370)	(295,747)
Acquisition of non-controlling interest					(540,449)	38,887	(501,562)
Services in exchange for shares		$ 69	434,826				434,895
Services in exchange for shares, shares	[1]	69,445
Balance at Sep. 30, 2023		$ 7,986	436,409		(1,117,460)		(673,065)
Balance, shares at Sep. 30, 2023	[1],[2]	7,986,112
Net loss for the year					(276,214)		(276,214)
Stock based compensation		$ 206	222,713				222,919
Stock based compensation, shares	[2]	205,856
Issuance of shares		$ 1,339	1,123,668				1,125,007
Issuance of shares, shares	[2]	1,339,299
Share issuance costs			(36,210)				(36,210)
Balance at Mar. 31, 2024		$ 9,531	1,746,580		(1,393,674)		362,437
Balance, shares at Mar. 31, 2024	[2],[3]	9,531,267
Balance at Sep. 30, 2023		$ 7,986	436,409		(1,117,460)		(673,065)
Balance, shares at Sep. 30, 2023	[1],[2]	7,986,112
Net loss for the year					(939,436)		(939,436)
Issuance of shares		$ 1,839	1,543,169				1,545,008
Issuance of shares, shares	[1]	1,839,305
Services in exchange for shares		$ 206	222,713				222,919
Services in exchange for shares, shares	[1]	205,856
Share issuance costs			(39,346)				(39,346)
Balance at Sep. 30, 2024		$ 10,031	2,162,945		(2,056,896)		116,080
Balance, shares at Sep. 30, 2024	[1],[2]	10,031,273
Balance at Dec. 31, 2023		$ 9,531	1,746,580	(261,849)	(1,211,399)		282,863
Balance, shares at Dec. 31, 2023	[3]	9,531,267
Net loss for the year					(182,275)		(182,275)
Subscription Receivable collected				261,849			261,849
Balance at Mar. 31, 2024		$ 9,531	1,746,580		(1,393,674)		362,437
Balance, shares at Mar. 31, 2024	[2],[3]	9,531,267
Balance at Sep. 30, 2024		$ 10,031	2,162,945		(2,056,896)		116,080
Balance, shares at Sep. 30, 2024	[1],[2]	10,031,273
Net loss for the year					(712,380)		$ (712,380)
Services in exchange for shares, shares							0
Balance at Mar. 31, 2025		$ 10,031	2,162,945		(2,769,276)		$ (596,300)
Balance, shares at Mar. 31, 2025	[2],[3]	10,031,273
Balance at Dec. 31, 2024		$ 10,031	2,162,945		(2,379,095)		(206,119)
Balance, shares at Dec. 31, 2024	[3]	10,031,273
Net loss for the year					(390,181)		(390,181)
Balance at Mar. 31, 2025		$ 10,031	$ 2,162,945		$ (2,769,276)		$ (596,300)
Balance, shares at Mar. 31, 2025	[2],[3]	10,031,273

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the
[2]	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the 1.2-for-1 reverse stock split.
[3]	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the 1.2-for-1 reverse stock split.